Government Grants	12 Months Ended
Dec. 31, 2011
Government Grants
Government Grants

3. Government Grants

Center of Energy and Excellence Grant

In February 2009, the State of Michigan awarded the Company a $10.0 million Center of Energy and Excellence grant. Under the agreement, the State of Michigan will provide cost reimbursement for 100% of qualified expenditures based on the achievement of certain milestones by March 2012. There are no substantive conditions attached to this award that would require repayment of amounts received if such conditions were not met. The Company received $3.0 million of this grant in March 2009 and $6.0 million of this grant in July 2010, with additional payments to be made based on the achievement of certain milestones in the facility development. Through December 31, 2011, the Company has used $8.3 million of these funds, of which $7.9 million and $0.4 million was recorded as an offset to property, plant and equipment and operating expenses, respectively. For the years ended December 31, 2009, 2010 and 2011, $0.1 million, $0.3 million and $0.1 million was recorded as an offset to operating expenses in the consolidated statements of operations, respectively. As of December 31, 2010 and 2011, $0.8 million and $0.7 million of these funds are recorded in short-term restricted cash and other current liabilities on the consolidated balance sheets, respectively.

Michigan Economic Growth Authority

In April 2009, the Michigan Economic Growth Authority (“MEGA”) offered the Company certain tax incentives, which can be used to offset the Michigan Business Tax owed in a tax year, carried forward for the number of years specified by the agreement, or be paid to the Company in cash at the time claimed to the extent the Company does not owe a tax. The terms and conditions of the High-Tech Credit were established in October 2009 and the Cell Manufacturing Credit in November 2009.

High Tech Credit—The High-Tech Credit agreement provides the Company with a 15-year tax credit, based on qualified wages and benefits multiplied by the Michigan personal income tax rate beginning with payments made for the 2011 fiscal year. The proceeds to be received by the Company will be based on the number of jobs created, qualified wages paid and tax rates in effect over the 15 year period. The tax credit is subject to a repayment provision in the event the Company relocates a substantial portion of the jobs outside the state of Michigan on or before December 31, 2026. As of December 31, 2011, $1.0 million was recorded as an undiscounted receivable in long-term grant receivable with an offsetting balance in other long-term liabilities in the consolidated balance sheet. No receivable was recorded as of December 31, 2010. The balance will be recognized in the statements of operations over the term that the Company is required to maintain the required number of jobs in Michigan.

Cell Manufacturing Credit—The Cell Manufacturing Credit agreement authorizes a tax credit or cash for the Company equal to 50% of capital investment expenses related to the construction of the Company’s integrated battery cell manufacturing facilities in Michigan, commencing with costs incurred from January 1, 2009, up to a maximum of $100.0 million over a four year period. The tax credit shall not exceed $25.0 million per year and can be submitted for reimbursement beginning in tax year 2012. The Company is required to create 300 jobs no later than December 31, 2016 for the tax credit to be non-refundable. The tax credit is subject to a repayment provision in the event the Company relocates 51% or more of the 300 jobs outside of the state of Michigan within three years after the last year the tax credit is received. Through December 31, 2011, the Company has incurred $200.0 million in qualified expenses related to the construction of the Livonia and Romulus facilities. When the Company has met the filing requirements for the tax year ending December 31, 2012, the Company expects to begin receiving $100.0 million in proceeds related to these expenses. As of December 31, 2010 and 2011, the Company has recorded undiscounted receivables of $75.8 million and $100.0 million, respectively, as it is reasonably assured that the Company will comply with the conditions of the tax credit and will receive the proceeds. Upon recording the receivables, the Company reduced the basis in the fixed assets acquired in accordance with the tax credit and this will be recognized in the consolidated statements of operations over the estimated useful lives of the depreciable asset as reduced depreciation expense.

Michigan Economic Growth Authority Loan

The State of Michigan also granted the Company a low interest forgivable loan of up to $4.0 million effective August 2009 with the objective of conducting advance vehicle technology operations to promote and enhance job creation within the State of Michigan. To receive advances under the loan, the Company is required to achieve certain key milestones related to the development of the manufacturing facility. The Company received the $4.0 million under this loan during the year ended December 31, 2011. The note will accrue interest of 1% per annum from the date of the initial advance, and the Company will have no obligation to pay any principal or interest until August 2012. If the Company creates 350 full time jobs by August 2012 and maintains the jobs in the State of Michigan for three years after the end of the loan, the entire debt will be forgiven. As it is reasonably assured that the Company will comply with the conditions of the forgivable loan, the Company reduced the basis in fixed assets acquired by the amount received and this will be recognized in the consolidated statements of operations over the estimated useful lives of the depreciable asset as reduced depreciation expense.

Department of Energy, Labor and Economic Growth

In December 2009, the State of Michigan awarded the Company $2.0 million to assist in funding the Company’s smart grid stabilization project, the purpose of which is to develop and improve the quality of application of energy efficient technologies and to create or expand the market for such technologies. The Company received an advance of $0.9 million in December 2009 and another $0.9 million in February 2011. Through December 31, 2011, the Company incurred $1.6 million in allowable costs, which was recorded as an offset to operating expenses. During the year ended, December 31, 2011, the remaining $0.4 million in funding has been cancelled.

U.S. Department of Energy Battery Initiative

In December 2009, the Company entered into an agreement establishing the terms and conditions of a $249.1 million grant awarded under the U.S. Department of Energy (“DOE”) Battery Initiative to support manufacturing expansion of new lithium-ion battery manufacturing facilities in Michigan. Under the agreement, the DOE will provide cost reimbursement for 50% of qualified expenditures incurred from December 1, 2009 to November 30, 2012. The agreement also provides for reimbursement of pre-award costs incurred from June 1, 2009 to November 30, 2009. There are no substantive conditions attached to this award that would require repayment of amounts received if such conditions were not met. Through December 31, 2011, the Company has incurred $216.9 million in capital expenditures and $38.6 million in operating expenses, for a total of $255.5 million in qualified expenses, of which 50%, or $127.8 million, are allowable costs for reimbursement. Nearly all of the allowable costs have been reimbursed. As of December 31, 2010 and 2011, the Company recorded $2.1 million and $0.8 million, respectively, as receivables in prepaid expenses and other current assets in the consolidated balance sheets.

Massachusetts Clean Energy Technology Center

In October 2010, the Company entered into a forgivable loan agreement with Massachusetts Clean Energy Technology Center for $5.0 million for the purpose of funding working capital, capital expenses, and leasehold improvements for the Company’s new corporate headquarters and primary research and development center in Waltham, Massachusetts and Energy Solution Group engineering and manufacturing facilities in Westborough, Massachusetts. Amounts borrowed under this agreement accrue interest of 6% from the date of the advance and mature in October 2017. The loan is collateralized by certain designated equipment and a subordinated lien on certain other assets of the Company. Pursuant to the agreement, if the Company creates 263 new jobs in Massachusetts between January 1, 2010 and December 31, 2014 and maintains at least 513 jobs in Massachusetts from January 1, 2015 to the maturity date, $2.5 million of the outstanding principal and accrued interest on the loan will be forgiven. In addition, if the Company spends, or commits to spend, at least $12.5 million in capital expenses or leasehold improvements within one year from closing the loan, $2.5 million of the outstanding principal and accrued interest on the loan will be forgiven. As of December 31, 2011, $2.5 million of the $5.0 million borrowed is recorded as an offset to property, plant and equipment in the consolidated balance sheet to reduce the basis in the fixed assets acquired under the grant as the Company complied with the conditions for the forgiveness of $2.5 million related to the capital expenditure target. The offset to property, plant and equipment will be recognized in the consolidated statements of operations over the estimated useful lives of the depreciable assets as reduced depreciation expense. As the Company is not reasonably assured that it will comply with the conditions of the grant for the forgiveness related to the creation of new jobs in Massachusetts, the remaining $2.5 million is recorded in long-term debt.